UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Fund of California

Opening doors:
Municipal bonds and affordable housing

[photo of a folding chair and wicker chair on a porch]

Annual report for the year ended August 31, 2007

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.
Contents

Letter to shareholders; Investment highlights	1
Tax-free yields vs. taxable yields	2
The value of a long-term perspective	3
Feature article: Opening doors —
Municipal bonds and affordable housing	4
Summary investment portfolio	8
Financial statements	12
Board of trustees and other officers	24
What makes American Funds different?	back cover

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	–2.21%	2.83%	4.39%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.62%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on page 18 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 3.89% (3.85% without the fee waiver). (For investors in the 44.3% tax bracket, this is equivalent to a taxable yield of 6.98% — 6.91% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.94% (3.91% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 20.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow shareholders:

[photo of the front door and porch of a house]

The Tax-Exempt Fund of California’s fiscal 2007 was a tale of two distinct periods. After a promising first half, bond prices fell sharply in the second period, erasing much of the fund’s early gains and contributing to a 49-cent decline (2.9%) in the share price. Nonetheless, the fund’s total return for the year ended in positive territory thanks to its continued stream of monthly dividends. The fund’s 1.05% total return for the year ended August 31, 2007, topped the 0.66% return of the Lipper California Municipal Debt Funds Average, but trailed the 2.30% gain recorded by the Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market (and does not reflect expenses).

The fund’s dividend payments of slightly more than 67 cents provided an income return for the year of 4.09% for shareholders who reinvested dividends, equivalent to a 7.34% return from a taxable investment for investors in the maximum 44.3% federal and California tax bracket. For shareholders who took dividends in cash, the income return was 4.02%, equivalent to 7.22% from a taxable investment.

The year in review

The fund’s fiscal year began on a positive note with a relief rally in the municipal market precipitated by the Federal Reserve’s decision not to raise the key federal funds rate for the first time in two years. The rally lasted until early December, when continued strength in the economy dashed investors’ hopes for a rate cut in early 2007.  Municipal bonds were bolstered in late February as weak economic growth and growing concern about the housing market renewed hopes for a cut in interest rates. When this again failed to materialize by May, municipal bond prices began to weaken.

In early summer, troubles in the mortgage-backed securities market, particularly the subprime sector, cast a pall over the broader bond market. Jittery investors became averse to riskier securities and, consequently, prices of all but the highest quality bonds fell. By August, even municipal bonds — traditionally a refuge for “flight to quality” investors — were affected. High-yield bonds, which had enjoyed the market’s best returns for 2006 and most of 2007, were hardest hit. About half the decline in the fund’s share price occurred in August, the weakest month of the fiscal year, when the majority of longer term and higher yield bonds declined in price. In the final days of August and into September, after the close of the fund’s fiscal year, prices began to improve. High-yield bonds (about 14% of the fund’s portfolio at year-end) and longer term issues, which had been the first sectors to weaken, led the revival.

[Begin Sidebar]
Investment highlights through August 31, 2007

12-month total return (income plus capital changes, with distributions reinvested)	1.05%

Tax-free distribution rate for August (reflecting 3.75% maximum sales charge)
With a fee waiver	3.98%
Without a fee waiver	3.95%

Taxable equivalent distribution rate* (assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	7.15%
Without a fee waiver	7.09%

SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)
With a fee waiver	3.83%
Without a fee waiver	3.80%

Taxable equivalent SEC yield* (assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	6.88%
Without a fee waiver	6.82%

*Based on 2007 federal and California tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

The fund’s reaction

In our report six months ago, we noted that the difference in yields between short-term and long-term bonds had narrowed, creating a very flat yield curve. Spreads between credit qualities had also tightened considerably. In response, The Tax-Exempt Fund of California’s three portfolio counselors emphasized a higher quality portfolio while focusing on shorter maturity issues, which are typically less vulnerable to market volatility.

During August, when many investors were forced to sell municipal bonds, the fund’s portfolio counselors took advantage of the lower prices in high-quality longer term bonds to add to the portfolio. At the close of the fiscal year, 62.7% of the fund’s assets were invested in bonds rated A or higher, compared with 60.1% at August 31, 2006, while the fund’s effective average life increased to 9.9 years from 7.2 years in 2006.

Going forward

Although municipal bonds have rallied from their August lows after the Fed cut the discount rate by half a percentage point, there remains concern about the direction of interest rates and the strength of the economy. In September, the Fed cut the key federal funds rate by half a percentage point to help ease credit conditions — the first rate cut since June 2003 — and lopped another half percentage point off the discount rate.

The Tax-Exempt Fund of California’s portfolio counselors continue with a prudent management approach, basing investment decisions on the long-term outlook rather than short-term trends. The fund’s portfolio counselors and investment analysts have the experience and resources to take advantage of the many new opportunities available in the aftermath of the recent turmoil.

During the past year, we welcomed more than 3,000 new investors, who helped the fund’s assets grow by over 30%. We thank all our shareholders for your confidence in us and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President
October 11, 2007

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The U.S. Supreme Court is currently considering a case that challenges whether California and other states can exempt from state income taxes interest on municipal bonds issued by the states and their political subdivisions. We are monitoring the case and any potential impact it may have on the fund.
[End Sidebar]

[Begin Sidebar]
Tax-free yields vs. taxable yields

Find your estimated 2007 taxable income below to determine your combined federal and California tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.98%2 tax-exempt distribution rate in August. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 6.35% to match the fund’s distribution rate.

If your taxable income is …
Single	Joint	… then your combined federal and California tax rate is …		The fund’s 3.98%tax-exempt distribution rate in August is equivalent to a taxable distribution rate of …

$0 – 6,827	$0 – 13,654	11.0%		4.47%
6,828 – 7,825	13,655 – 15,650	12.0		4.52
7,826 – 16,185	15,651 – 32,370	17.0		4.80
16,186 – 25,544	32,371 – 51,088	19.0		4.91
25,545 – 31,850	51,089 – 63,700	21.0		5.04
31,851 – 35,460	63,701 – 70,920	31.0		5.77
35,461 – 44,814	70,921 – 89,628	33.0		5.94
44,815 – 77,100	89,629 – 128,500	34.3		6.06
77,101 – 160,850	128,501 – 195,850	37.3		6.35
160,851 – 349,700	195,851 – 349,700	42.3		6.90
Over 349,700	Over 349,700	44.3	[3]	7.15

[1]Based on 2007 federal and California tax rates. (State rates from 1% to 9.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availablity of income tax deductions.

[2]The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of August 31, 2007.
[3]The rate increases to 45.3% for taxable income over $1 million.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown (since the fund’s inception, with dividends reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[begin mountain chart]
Year ended August 31	The fund at maximum offering price[1,4]	The fund at net asset value (not including sales charge)[4]	Lehman Brothers Municipal Bond Index[3]	Lipper California Municipal Debt Funds Average[4]

10/28/1986	$9,625	$10,000	$10,000	$10,000
8/31/1987	9,673	10,052	10,260	10,000
8/31/1988	10,211	10,611	10,966	10,629
8/31/1989	11,275	11,717	12,170	11,833
8/31/1990	11,718	12,177	12,951	12,426
8/31/1991	13,072	13,584	14,478	13,840
8/31/1992	14,424	14,990	16,095	15,279
8/31/1993	16,310	16,949	18,059	17,173
8/31/1994	16,308	16,947	18,084	17,011
8/31/1995	17,639	18,330	19,687	18,231
8/31/1996	18,635	19,365	20,718	19,288
8/31/1997	20,274	21,069	22,634	21,042
8/31/1998	21,892	22,750	24,591	22,836
8/31/1999	21,995	22,857	24,714	22,601
8/31/2000	23,531	24,453	26,388	24,294
8/31/2001	25,610	26,614	29,078	26,611
8/31/2002	26,804	27,854	30,893	27,850
8/31/2003	27,371	28,444	31,862	28,336
8/31/2004	29,349	30,499	34,126	30,282
8/31/2005	30,985	32,199	35,939	31,948
8/31/2006	32,002	33,256	37,028	32,914
8/31/2007	32,339	33,606	37,879	33,394
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]The index is a national index not limited to California bonds. It is unmanaged and includes reinvested distributions, but does not reflect the effect of sales charges, commissions or expenses.
[4]With all distributions reinvested. The Lipper average does not reflect the effect of sales charges.
[5]For the period October 28, 1986, through August 31, 1987.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2007)*

	1 year	5 years	10 years

Class A shares	–2.72%	3.04%	4.38%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

[photo of the front door - windows on either side]
[close-up photo of flowers and grass]
[close-up photo of a brick and cement walkway]

Opening doors    Municipal bonds and affordable housing

Most Californians dream of owning their own home. But high property prices have made it difficult for many lower income would-be homebuyers. However, some have still been able to get a foot on the property ladder, thanks to mortgage loans issued by state and local agencies that raise money by selling tax-exempt bonds to investors, including The Tax-Exempt Fund of California. Unlike the headline-making bonds that are backed by subprime loans, these housing loans are insured by government agencies or have other credit support features that protect bondholders should an underlying borrower default. In the next few pages, we’ll look at how the fund’s portfolio counselors and investment analysts select single-family and multifamily housing bonds for the portfolio.

[Begin Sidebar]
The housing bond process
[begin illustration]
Multifamily				Single family
[apartment buildings]				[houses]
Housing project		Loan servicer e.g. bank, mortgage company	[arrow pointing left to]	Homeowners Principal Interest Prepayments
[arrow pointing downward to]
Rents		[arrow pointing downward to]
Mortgage
payments
[arrow pointing downward to]	[arrow pointing right to]
Project developer		California HFA/local government issuers Bond Resolution Funds and Accounts
[arrow pointing downward to]
Trustee
	Debt service	[arrow pointing downward to]		Scheduled debt service and bond redemption
The Tax-Exempt Fund of California
[end illustration
[End Sidebar]

Housing bonds are an important part of The Tax-Exempt Fund of California’s portfolio. The bonds are issued by state or local finance agencies that are dedicated to providing affordable housing, which is why they are accorded tax-exempt status. These revenue bonds are typically secured by mortgage loans that fall into two main categories: single-family homes for lower income first-time buyers and multifamily housing — traditionally apartments — for lower income families and the elderly.

High ratings

The single-family housing bonds in The Tax-Exempt Fund of California’s portfolio are secured by pools of underlying mortgages, generally from first-time home buyers. These mortgages may also be guaranteed by federal agencies, which enhances the credit quality of the mortgages. In some instances, mortgages without federal agency guarantees may have private mortgage insurance to protect bondholders. The result is that the single-family housing bonds in the fund’s portfolio have high credit ratings, either AAA or AA. None of the fund’s mortgage bonds’ credit ratings have been downgraded in the past year.

Because of prepayments, refinancings and a smattering of foreclosures, housing bonds can have effective maturities that are much shorter than their stated maturities. The uncertainty as to the timing of early redemptions means these bonds are often priced cheaper than traditional bonds with comparable maturities and credit ratings. “A housing bond may initially look cheap, but its attractiveness needs to be considered in the context of one’s view of interest rates as well as projected prepayments of the mortgages that secure the bonds and the rules that govern how those prepayments can be channeled to redeem bonds before their stated maturities,” explains Chad Rach, the municipal analyst who covers the single-family housing sector.

Whether the bonds represent good value requires specialized research into demographics, collateral characteristics and the complex structures of these bonds — evaluations that are often challenging for individual investors. For example, the portfolio counselors and investment analysts of The Tax-Exempt Fund of California examine underlying demographic factors such as employment statistics, the frequency with which homeowners move and how likely they are to refinance when interest rates fall. Veteran portfolio counselor Neil Langberg notes, “We need to analyze mortgage bonds in an entirely different way than we do traditional long bonds. We use computer simulations to understand how the mortgage bonds might behave under different types of prepayment conditions and interest rate movements.”

The portfolio counselors also consult with Capital Research and Management Company’s investment analysts who specialize in taxable mortgage-backed bond issues to gain a broader view of the housing and commercial real estate markets. These consultations and evaluations guide their investment choices and help them monitor bonds already in the portfolio.

Call risk

Since the single-family bondholder has limited information about the underlying loans or borrowers supporting a given bond, the housing analyst studies the structure of the bond deal to determine whether it represents a good opportunity for The Tax-Exempt Fund of California. The analyst’s main focus is the bond’s embedded call risk — the likelihood that the bond will be redeemed by the agency before maturity, typically from homeowner mortgage prepayments, at a time when interest rates may be lower.

[close-up photo of a brink and cement walkway leading to brick steps]
[close-up photo of a stone walkway - grass on either side]

Explains Chad, “Mainly, I’m analyzing the individual bond deal for any specific rules in the transaction that could impact expected bond redemptions. For example, the agency may say that the first ‘X’ percent of prepayments that comes in from a specific pool of mortgages will be used to pay off my bond. We’re picking up extra nominal yield from the issuer in exchange for the issuer’s right to call bonds away from us at a point that’s disadvantageous to us. It’s my job to evaluate if this exchange is a good bargain for investors.

“In the single-family world, mortgages tend to repay in haphazard ways, so the agency retains the right to prepay the bonds as the underlying mortgages get prepaid. Unlike a lot of long-term tax-exempt bonds where there’s often 10 years of call protection, we can get prepaid relatively quickly from a lot of different sources of money, which can wipe out the extra nominal yield that the issuer offers investors in certain circumstances.

“Understanding call risk is a labor-intensive process. But our concerns are different from those who invest in unenhanced bonds backed by subprime loans. Generally, they don’t know if they’ll get their money back, we just don’t know when.”

[Begin Sidebar]
Homeownership rates by state, 2006

1. West Virginia	78.4%
2. Michigan	77.4
3. Delaware	76.8
4. Mississippi	76.2
5. Minnesota	75.6
United States	68.8
46. Massachusetts	65.2
47. Rhode Island	64.6
48. California	60.2
49. Hawaii	59.9
50. New York	55.7

Source: U.S. Census Bureau
[End Sidebar]

Mobile homes

Multifamily housing bonds are issued to help fund affordable rental housing. To qualify for tax-exempt status, at least 40% of the units in a development must be set aside for families with incomes below 60% of the median in the area, or 20% for families with incomes up to half the area median. These bonds are secured by rents from the multifamily housing units and mortgages on the properties. Other issues provide financing for mobile home parks and student housing at state universities. “The housing bonds provide the means to build and maintain affordable housing in the state while delivering attractive returns for fund shareholders,” says Ed Nahmias, a portfolio counselor and investment analyst who covers real estate-related municipal bonds.

Recently, the fund has found attractive investment opportunities in a type of multifamily setting not normally associated with tax-exempt housing — mobile home parks. California has more than 3,400 mobile home parks located throughout the state, from beach to urban to desert to mountain areas. As house prices have increased and land has become scarcer, park owners have been tempted to sell to private commercial developers who would close the parks.

Some parks have been bought by a not-for-profit corporation that was formed to buy and redevelop mobile home parks to preserve affordable housing in California. This company finances the purchase of the parks from bonds that qualify for tax-exempt status because it operates on a not-for-profit basis and residents fall into the lower income bracket. The Tax-Exempt Fund of California has invested in bonds that have helped finance mobile home parks in Union City, Hermosa Beach, Fresno and San Juan Capistrano.

Park residents own their own mobile homes — which can cost more than $300,000 for a three-bedroom unit — and rent ground space in the park from the not-for-profit, which uses rents to make the bond payments. Though the company sometimes has to raise rents to finance its park purchases, the residents are motivated to stay because they know that the not-for-profit owner is committed to maintaining the park.

[photo of a mobile home]
[close up photo of a door and window of a house]
[photo of cemamic animals in a yard]
[photo of a house - the sun in the background]

The specialized nature of mobile home bonds requires intensive research before purchase for The Tax-Exempt Fund of California’s portfolio. “Unlike many of the fund’s housing bonds that are high-quality, investment-grade rated, mobile home bonds can be unrated,” says Ed. “I visit the sites to inspect the facilities, meet with residents and management and study competitor parks in the neighborhood.

“Mobile home parks often had a bad name and were in areas that people didn’t find desirable. But as property values have increased, the mobile home park may be a community’s only option for low- and moderate-income residents. As a result, many local governments are eager to keep the parks.

“The public purpose of this kind of project is tremendous. Mobile home park bonds fund improvements to the park and also enhance the community for everyone. Shareholders of the fund benefit from attractive rates of return on these bonds while also contributing to this important public purpose.”

[Begin Sidebar]
Congress limits the price of single-family properties that can be bought by first-time buyers using housing bond loans to 90% of the average price in the area. Soaring property prices in California put the 90% limit well beyond the national average housing bond loan purchase price, which was just $117,649 in 2005.

Home price sales limits: 10 largest California counties by population

	New homes		Existing homes

	Non-targeted	Targeted*	Non-targeted	Targeted*

Los Angeles	$601,274	$734,891	$596,217	$728,710
Orange	601,274	734,891	596,217	728,710
San Diego	486,625	594,764	543,859	664,716
San Bernardino	429,619	525,090	429,619	525,090
Riverside	429,619	525,090	429,619	525,090
Santa Clara	591,300	722,700	693,370	847,453
Alameda	585,699	715,854	670,183	819,112
Sacramento	429,619	525,090	429,619	525,090
Contra Costa	585,699	715,854	670,183	819,112
Fresno	343,125	419,375	343,125	419,375

As of August 18, 2007.
*The first-time homebuyer requirement is waived in “targeted” areas in which at least 70% of families have an income of 80% or below the state median.
Sources: California Housing Finance Agency; National Council of State Housing Agencies
[End Sidebar]

Summary investment portfolio, August 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	34.3%
Aa/AA	11.9
A/A	16.5
Baa/BBB	17.2
Below investment -grade	13.8
Short-term securities & other assets less liabilities	6.3

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analyst. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 93.69%	(000)	(000)	assets

California - 89.87%
State issuers - 37.05%
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	$7,390	$7,457.42%
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,044.51
G.O. Ref. Bonds:
5.00% 2016	7,000	7,439
4.50%-5.00% 2019-2030	9,750	9,727
G.O. Bonds 5.00%-5.25% 2013-2023	10,300	10,852
Various Purpose G.O. Bonds 5.00%-5.25% 2014-2031	20,870	21,621	2.80
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,525.37
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds:
Series 2005-A, 5.00% 2045	6,000	5,885
Series 2003-B, 5.00% 2012	1,500	1,582
Tobacco Settlement Asset-backed Bonds, Series 2007-A-1:
4.50% 2027	8,490	8,058
5.00% 2033	12,175	11,038	1.50
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B:
AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,544
5.00% 2011	1,000	1,045
Tobacco Settlement Asset-backed Bonds, Series 2003-A-1:
6.25% 2033 (preref. 2013)	12,915	14,152
6.75% 2039	3,000	3,447	1.65
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005:
5.00% 2027	17,750	17,838
5.00% 2015-2021	4,300	4,432
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,875	4,095	1.49
Housing Fin. Agcy.:
Home Mortgage Rev. Bonds, AMT:
Series I, 4.60% 2021	7,750	7,453
Series I, 4.70% 2026	3,000	2,861
Series K, 4.55% 2021	10,500	10,025
Series K, 4.70% 2031	4,000	3,741
Series 2006-M, 4.625%-5.00% 2026-2037	7,000	6,905
Series 2007-E, 4.65%-4.75% 2022-2030	5,500	5,241
Series 2007-G, 4.95%-5.50% 2023-2042	5,500	5,599
Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, 5.10% 2012	115	116
Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, 5.05% 2011	265	269	2.38
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 4.311% 2027 (1)	12,000	11,184.63
Pollution Control Fncg. Auth.:
Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	12,000	11,799
Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, 5.35% 2016	4,000	4,203.90
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.), Series 1996-A, 5.90% 2014	2,075	2,228.13
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	6,000	5,736.32
Public Works Board:
Lease Rev. Ref. Bonds:
Dept. of Corrections and Rehabilitation:
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J:
5.00% 2021	7,475	7,698
5.00% 2017	1,470	1,550
State Prison-Monterey County (Soledad II)), Series 2006-F, 5.25% 2019	3,000	3,282
Dept. of Corrections:
State Prison-Lassen County, Susanville, Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,586
Various State Prisons, Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,062
Lease Rev. Bonds, Dept. of Corrections, State Prison:
Imperial County, Series 1991-A, 6.50% 2017	1,000	1,138
Kern County at Delano II, Series 2003-C, 5.50% 2013-2022	2,000	2,145
Lassen County, Susanville, Series 1993-D, 5.25% 2015	3,000	3,219	1.34
Public Works Board:
Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects):
Series 2007-A, FGIC insured, 5.25% 2023	7,690	8,385
Series 2007-B, 5.00% 2019	4,750	5,077
Lease Rev. Bonds, Regents of the University of California:
University of California Research Project, Series 2006-E, 5.00% 2027	4,775	4,892
Various University of California Projects, Series 2004-F, 5.00% 2016-2020	4,000	4,169
Various University of California Projects, Series 2005-D, 5.00% 2018-2025	4,045	4,209
Regents of the University of California, General Rev. Bonds, Series 2005-F, 5.00% 2015	1,500	1,597	1.60
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,103.35
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	7,070	6,985.39
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037 (2)	9,500	8,742.49
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,615.37
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, MBIA insured:
4.261% 2037 (1)	10,000	9,585
4.331% 2043 (1)	8,000	7,695.98
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	8,000	8,962.51
Other securities		317,309	17.92
		656,146	37.05

City and county issuers - 52.82%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,630.49
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	6,500	6,120.34
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	5,645	5,777.33
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F:
5.00% 2017	6,000	6,396
5.00% 2018-2022	12,500	13,150	1.10
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), AMT:
Series 1992-B, 5.00% 2027	10,945	10,793
Series 1992-D, 5.00% 2027	7,000	6,903
Series 1997-A, 4.90% 2023	3,000	2,874	1.16
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	7,000	7,408.42
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	5,838.33
City of Los Angeles Harbor Dept., Rev. Ref. Bonds:
Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,017
Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	10,436
Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	8,300
Series 2005-B, 5.00% 2021	2,010	2,104
Series 2006-A, AMT, 5.00% 2018	5,000	5,280
Series 2006-B, AMT, 5.00% 2017	3,095	3,262	2.00
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	7,894.44
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	7,000	6,499.37
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,244.35
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2025	5,920	6,061.34
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007:
5.00% 2027	12,000	11,963
5.00% 2017-2025	13,920	14,208	1.48
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,799.33
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC insured, 4.121% 2035 (1)	13,500	13,164.74
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	5,958.34
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,077.34
Other securities		742,356	41.92
		935,511	52.82

Puerto Rico - 3.44%
Public Improvement:
G.O. Bonds, Series 2006-A, 5.25% 2022	2000	2,075
G.O. Ref. Bonds:
Series 1998-B, 5.75% 2009	4,575	4,748
Series 2002-A, 5.50% 2017	5,075	5,682
Series 2004-A, 5.00% 2030	2,000	2,070
Series 2006-B, 5.00% 2035	5,000	4,966	1.10
Other securities		41,368	2.34
		60,909	3.44

Virgin Islands - 0.38%
Other securities		6,691.38

Total bonds & notes (cost: $1,671,063,000)		1,659,257	93.69

Short-term securities - 5.69%

Housing Fin. Agcy., Home Mortgage Rev. Bonds, AMT:
Series 2001-F, MBIA insured, 4.15% 2032 (1) (3)	2,200	2,200
Series 2002-M, 3.99% 2025-2032 (1)	5,465	5,465
Series 2003-K, 4.18% 2034 (1)	11,100	11,100
Series 2004-E, 3.94% 2023 (1)	4,000	4,000
Series 2004-F, FSA insured, 3.94% 2022 (1)	6,270	6,270
Series 2005-B, 3.92% 2035 (1)	1,800	1,800
Series 2005-F, 3.94% 2038 (1)	3,700	3,700
Series 2006-C, 3.95% 2037 (1)	2,000	2,000	2.06
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, AMT:
Series 2001-G, 4.18% 2036 (1) (3)	8,480	8,480
Series D, 4.05% 2038 (1)	2,400	2,400.61
Community Redev. Agcy. of the City of Los Angeles, Multi-family Housing Rev. Bonds (Wilshire Station Apartments), Series 2003-A, AMT, 3.99% 2038 (1)	6,000	6,000.34
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.):
Series 1996-C, 3.83% 2026 (1) (3)	3,550	3,550
Series 1997-B, AMT, 3.94% 2026 (1)	15,700	15,700	1.09
Dept. of Water Resources:
Power Supply Rev. Bonds:
Series 2002-B-1, 3.88% 2022 (1)	200	200
Series 2002-C-4, 4.05% 2022 (1)	3,100	3,100
Series 2005-F-2, 3.83% 2020 (1)	1,100	1,100
Power Supply Rev. Demand Bonds:
Series 2002-B-2, 3.95% 2022 (1)	1,450	1,450
Series 2002-C-15, 3.83% 2022 (1) (3)	2,750	2,750.49
Other securities		19,458	1.10

Total short-term securities (cost: $100,719,000)		100,723	5.69

Total investment securities (cost: $1,771,782,000)		1,759,980	99.38
Other assets less liabilities		11,003.62

Net assets		$1,770,983	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $8,742,000, which represented .49% of the net assets of the fund.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $1,771,782)		$1,759,980
Cash		12
Receivables for:
Sales of fund's shares	$6,339
Interest	23,816	30,155
		1,790,147
Liabilities:
Payables for:
Purchases of investments	13,568
Repurchases of fund's shares	2,275
Dividends on fund's shares	1,867
Investment advisory services	439
Services provided by affiliates	841
Deferred trustees' compensation	108
Other	66	19,164
Net assets at August 31, 2007		$1,770,983
.
Net assets consist of:
Capital paid in on shares of beneficial interest		$1,783,268
Undistributed net investment income		524
Accumulated net realized loss		(1,007)
Net unrealized depreciation		(11,802)
Net assets at August 31, 2007		$1,770,983

Shares of beneficial interest issued and outstanding - unlimited shares authorized (108,914 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,366,503	84,039	$16.26
Class B	21,626	1,330	16.26
Class C	115,689	7,115	16.26
Class F	179,727	11,053	16.26
Class R-5	87,438	5,377	16.26
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.89.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2007	(dollars in thousands)

Investment income:
Income:
Interest		$72,254

Fees and expenses(*):
Investment advisory services	$5,192
Distribution services	4,725
Transfer agent services	193
Administrative services	281
Reports to shareholders	68
Registration statement and prospectus	51
Postage, stationery and supplies	25
Trustees' compensation	71
Auditing and legal	86
Custodian	8
State and local taxes	14
Other	28
Total fees and expenses before waiver	10,742
Less waiver of fees and expenses:
Investment advisory services	519
Total fees and expenses after waiver		10,223
Net investment income		62,031

Net realized loss and unrealized
depreciation on investments:
Net realized loss on investments		(363)
Net unrealized depreciation on investments		(52,434)
Net realized loss and unrealized depreciation on investments
Net increase in net assets resulting from operations		$9,234

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31
	2007	2006
Operations:
Net investment income	$62,031	$45,432
Net realized loss on investments	(363)	(811)
Net unrealized depreciation	(52,434)	(3,893)
Net increase in net assets
resulting from operations	9,234	40,728

Dividends and distributions paid or accrued toshareholders :
Dividends from net investment income	(62,138)	(45,188)
Distributions from net realized gain on investments	-	(322)
Total dividends and distributions paid or accrued to shareholders		(45,510)

Net capital share transactions	471,380	339,825

Total increase in net assets	418,476	335,043

Net assets:
Beginning of year	1,352,507	1,017,464
End of year (including undistributed
net investment income: $524 and $741, respectively)	$1,770,983	$1,352,507

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended August 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2007, the fund reclassified $89,000from undistributed net investment income to accumulated net realized loss and $21,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
		$1,546
Undistributed tax-exempt income
Capital loss carryforwards*:
Expiring 2014	$(133)
Expiring 2015	(365)	(498)
Post-October capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007)†		(509)
Gross unrealized appreciation on investment securities		25,853
Gross unrealized depreciation on investment securities		(36,702)
Net unrealized depreciation on investment securities		(10,849)
Cost of investment securities		1,770,829

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended August 31, 2007			Year ended August 31, 2006
Share class	Tax-exempt income	Long-term capital gains	Total distributions paid or accrued	Tax-exempt income	Long-term capital gains	Total distributions paid or accrued

Class A	$49,141	-	$49,141	$37,156	$263	$37,419
Class B	735	-	735	747	7	754
Class C	3,487	-	3,487	2,732	25	2,757
Class F	5,634	-	5,634	2,698	16	2,714
Class R-5	3,141	-	3,141	1,855	11	1,866
Total	$62,138	-	$62,138	$45,188	$322	$45,510

3.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2007, total investment advisory services fees waived by CRMC were $519,000. As a result, the fee shown on the accompanying financial statements of $5,192,000, which was equivalent to an annualized rate of 0.330%, was reduced to $4,673,000, or 0.297% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.  All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2007, unreimbursed expenses subject to reimbursement totaled $2,423,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the year ended August 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$3,061	$189	Not applicable	Not applicable
Class B	224	4	Not applicable	Not applicable
Class C	1,082	Included in administrative services	$72	$4
Class F	358		117	10
Class R-5	Not applicable		75	3
Total	$4,725	$193	$264	$17

Deferred trustees’ compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $71,000, shown on the accompanying financial statements, includes $47,000 in current fees (either paid in cash or deferred) and a net increase of $24,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2007
Class A	$475,987	28,512	$35,058	2,099	$(174,364)	(10,465)	$336,681	20,146
Class B	2,936	176	520	31	(4,008)	(240)	(552)	(33)
Class C	37,641	2,252	2,551	154	(17,659)	(1,059)	22,533	1,347
Class F	116,431	6,966	4,258	255	(37,555)	(2,259)	83,134	4,962
Class R-5	42,164	2,525	1,846	110	(14,426)	(871)	29,584	1,764
Total net increase (decrease)	$675,159	40,431	$44,233	2,649	$(248,012)	(14,894)	$471,380	28,186

Year ended August 31, 2006
Class A	$354,025	21,323	$26,362	1,587	$(143,269)	(8,629)	$237,118	14,281
Class B	3,013	181	527	32	(3,995)	(241)	(455)	(28)
Class C	32,510	1,956	1,992	120	(15,143)	(912)	19,359	1,164
Class F	74,341	4,478	2,073	125	(16,582)	(999)	59,832	3,604
Class R-5	32,275	1,944	884	53	(9,188)	(553)	23,971	1,444
Total net increase (decrease)	$496,164	29,882	$31,838	1,917	$(188,177)	(11,334)	$339,825	20,465

(*) Includes exchanges between share classes of the fund.

5.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $536,132,000 and $113,455,000, respectively, during the year ended August 31, 2007.

Financial highlights
		Income from investment operations(1)			Dividends and distributions

	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (3)	Ratio of net income to average net assets (3)

Class A:
Year ended 8/31/2007	$16.75	$.67	$(.49)	$.18	$(.67)	$-	$(.67)	$16.26	1.05%	$1,366	.62%	.59%	4.01%
Year ended 8/31/2006	16.88	.66	(.12)	.54	(.66)	(.01)	(.67)	16.75	3.28	1,070	.63	.60	4.00
Year ended 8/31/2005	16.66	.67	.24	.91	(.67)	(.02)	(.69)	16.88	5.57	838	.65	.62	4.02
Year ended 8/31/2004	16.20	.69	.46	1.15	(.69)	-	(.69)	16.66	7.22	622	.70	.70	4.21
Year ended 8/31/2003	16.54	.69	(.34)	.35	(.69)	-	(.69)	16.20	2.12	553	.68	.68	4.19
Class B:
Year ended 8/31/2007	16.75	.55	(.49)	.06	(.55)	-	(.55)	16.26	.31	22	1.37	1.34	3.27
Year ended 8/31/2006	16.88	.54	(.12)	.42	(.54)	(.01)	(.55)	16.75	2.52	23	1.39	1.36	3.25
Year ended 8/31/2005	16.66	.55	.24	.79	(.55)	(.02)	(.57)	16.88	4.79	23	1.40	1.38	3.28
Year ended 8/31/2004	16.20	.57	.46	1.03	(.57)	-	(.57)	16.66	6.45	24	1.45	1.45	3.46
Year ended 8/31/2003	16.54	.57	(.34)	.23	(.57)	-	(.57)	16.20	1.36	21	1.43	1.43	3.32
Class C:
Year ended 8/31/2007	16.75	.54	(.49)	.05	(.54)	-	(.54)	16.26	.26	116	1.42	1.39	3.20
Year ended 8/31/2006	16.88	.53	(.12)	.41	(.53)	(.01)	(.54)	16.75	2.46	97	1.44	1.41	3.19
Year ended 8/31/2005	16.66	.53	.24	.77	(.53)	(.02)	(.55)	16.88	4.67	78	1.52	1.49	3.14
Year ended 8/31/2004	16.20	.55	.46	1.01	(.55)	-	(.55)	16.66	6.30	49	1.58	1.58	3.31
Year ended 8/31/2003	16.54	.55	(.34)	.21	(.55)	-	(.55)	16.20	1.22	38	1.56	1.56	3.27
Class F:
Year ended 8/31/2007	16.75	.66	(.49)	.17	(.66)	-	(.66)	16.26	.98	180	.69	.66	3.93
Year ended 8/31/2006	16.88	.65	(.12)	.53	(.65)	(.01)	(.66)	16.75	3.22	102	.69	.66	3.91
Year ended 8/31/2005	16.66	.65	.24	.89	(.65)	(.02)	(.67)	16.88	5.44	42	.77	.74	3.86
Year ended 8/31/2004	16.20	.67	.46	1.13	(.67)	-	(.67)	16.66	7.07	16	.83	.83	4.04
Year ended 8/31/2003	16.54	.67	(.34)	.33	(.67)	-	(.67)	16.20	1.97	10	.82	.82	4.03
Class R-5:
Year ended 8/31/2007	16.75	.70	(.49)	.21	(.70)	-	(.70)	16.26	1.22	87	.45	.42	4.18
Year ended 8/31/2006	16.88	.69	(.12)	.57	(.69)	(.01)	(.70)	16.75	3.45	61	.47	.43	4.16
Year ended 8/31/2005	16.66	.70	.24	.94	(.70)	(.02)	(.72)	16.88	5.74	36	.48	.45	4.19
Year ended 8/31/2004	16.20	.72	.46	1.18	(.72)	-	(.72)	16.66	7.40	15	.53	.53	4.38
Year ended 8/31/2003	16.54	.72	(.34)	.38	(.72)	-	(.72)	16.20	2.29	12	.51	.51	4.37

	Year ended August 31
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	8%	14%	11%	8%	16%

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain waivers from CRMC.
During some of the years shown, CRMC reduced fees for investment advisory services.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (the “Fund”), as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 11, 2007

Tax information
                                        unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2007:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Class B, Class C and Class F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2007 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	−4.00%	2.51%	4.57%
Not reflecting CDSC	0.88%	2.86%	4.57%

Class C shares— first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	−0.15%	2.76%	3.55%
Not reflecting CDSC	0.83%	2.76%	3.55%

Class F shares*— first sold 3/20/01
Not reflecting annual asset-based fee charged
by sponsoring firm	1.56%	3.51%	4.30%

*These shares are sold without any initial or contingent deferred sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007, through August 31, 2007).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2007	Ending account value 8/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$981.75	$2.90	.58%
Class A -- assumed 5% return	1,000.00	1,022.28	2.96	.58
Class B -- actual return	1,000.00	978.06	6.63	1.33
Class B -- assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class C -- actual return	1,000.00	977.78	6.88	1.38
Class C -- assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class F -- actual return	1,000.00	981.34	3.25	.65
Class F -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5 -- actual return	1,000.00	982.53	2.05	.41
Class R-5 -- assumed 5% return	1,000.00	1,023.14	2.09	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2008. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing high current income exempt from regular federal and California income taxes. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected a
	trustee of
Name and age	the fund¹	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 73		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 74	1986	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 60	2006	Vice Provost, Globalization, University of Southern California; Dean and Professor, Marshall School of Business, University of Southern California

Martin Fenton, 72	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 61	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 61	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 72	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 64	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 58	2007	President and Professor of Anthropology, The
		University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 73

H. Frederick Christie, 74	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

James G. Ellis, 60	12	Genius Products; Professional Business Bank

Martin Fenton, 72	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 61	16	None

R. Clark Hooper, 61	18	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund Inc.

Richard G. Newman, 72	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 64	13	None

Steadman Upham, Ph.D., 58	14	None

Diane C. Creel resigned from the board in September 2007. The trustees thank Ms. Creel for her service and dedication to the fund.

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund¹	underwriter of the fund

Paul G. Haaga, Jr., 58	1986	Vice Chairman of the Board, Capital Research and
Vice Chairman of the		Management Company; Senior Vice President —
Board		Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Abner D. Goldstine, 77	1986	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director, Capital Research and Management Company

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	trustee	Other directorships[3] held by trustee

Paul G. Haaga, Jr., 58	14	None
Vice Chairman of the
Board

Abner D. Goldstine, 77	13	None
President

The statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

[1]Trustees and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

Neil L. Langberg, 54	1986	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Edward B. Nahmias, 55	2001	Senior Vice President — Fixed Income, Capital
Vice President		Research Company[5]

Kristine M. Nishiyama, 37	2003	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 43	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Sharon G. Moseley, 39	2003	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 32	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Ari M. Vinocor, 33	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Please see page 24 for footnotes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2007, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
>	The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGEAR-920-1007P

Litho in USA CGD/PNL/8069-S10047

Printed on recycled paper

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2006	$57,000
2007	$60,000

b) Audit-Related Fees:
2006	$292
2007	$622

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$6,000
2007	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2006	None
2007	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2006	$415,000
2007	$1,011,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$6,000
2007	$5,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2006	$9,000
2007	None
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $721,000 for fiscal year 2006 and $1,293,000 for fiscal year 2007. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

August 31, 2007

Bonds & notes — 93.69%	Principal amount (000)	Market value (000)

CALIFORNIA — 89.87%
State issuers — 37.05%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$767
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,023
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	511
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,351
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,127
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	1,000	1,066
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,092
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,457
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,507
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	2,975
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	1,955
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,219
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	4,614
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,001
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,805
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	984
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,320	1,380
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,005
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	3,837
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	2,470	2,297
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,701
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	2,980
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	3,929
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,284
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	4,983
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2007-A, 4.50% 2033	2,000	1,870
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,044
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,029
G.O. Bonds 5.00% 2013	2,000	2,115
G.O. Bonds 5.00% 2015	2,000	2,128
G.O. Bonds 5.25% 2015	2,000	2,129
G.O. Bonds 5.25% 2016	1,000	1,062
G.O. Bonds 5.00% 2023	1,300	1,328
G.O. Bonds, XLCA insured, 5.00% 2014	2,000	2,090
G.O. Ref. Bonds 5.00% 2016	7,000	7,439
G.O. Ref. Bonds 5.00% 2019	1,250	1,309
G.O. Ref. Bonds 5.00% 2025	4,000	4,092
G.O. Ref. Bonds 5.00% 2026	1,500	1,529
G.O. Ref. Bonds 4.50% 2030	2,000	1,837
G.O. Ref. Bonds, CIFG insured, 4.50% 2028	1,000	960
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,518
Various Purpose G.O. Bonds 5.00% 2017	1,500	1,584
Various Purpose G.O. Bonds 5.00% 2020	3,000	3,118
Various Purpose G.O. Bonds 5.00% 2028	5,000	5,071
Various Purpose G.O. Bonds 5.00% 2031	4,000	4,027
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,303
G.O. Bonds 5.00% 2017 (preref. 2010)	800	834
G.O. Bonds 5.00% 2017 (preref. 2010)	200	209
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,203
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,525
Veterans G.O. Bonds, Series CC, 4.50% 2033	3,000	2,703
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,672
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, 5.00% 2012	1,500	1,582
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, 5.00% 2045	6,000	5,885
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 4.50% 2027	8,490	8,058
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	12,175	11,038
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,045
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,544
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	12,915	14,152
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,447
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,021
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,581
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,028
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,026
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	2,932
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008	665	673
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,623
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020	1,555	1,686
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	1,010	1,024
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	75	76
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,118
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008	410	409
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015	1,000	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	4,875
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	3,029
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	2,915
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,776
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,053
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,237
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,161
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,764
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	2,973
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,402
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,030
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	17,750	17,838
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,875	4,095
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 4.625% 2026	3,000	2,833
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 5.00% 2037	4,000	4,072
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.65% 2022	2,500	2,405
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.75% 2030	3,000	2,836
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-G, AMT, 4.95% 2023	3,000	2,975
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-G, AMT, 5.50% 2042	2,500	2,624
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	7,750	7,453
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.70% 2026	3,000	2,861
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	10,500	10,025
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.70% 2031	4,000	3,741
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	115	116
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	265	269
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,620
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,334
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	2,000	2,119
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,289
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2004, 5.00% 2019	1,710	1,774
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,069
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2022	1,000	1,036
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,007
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,489
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,453
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	2,604
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,248
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.375% 2031	530	479
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	895
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,514
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,176
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	1,290	1,275
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,000	966
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,643
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	973
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,113
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,845
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 4.221% 2019[1]	5,000	4,788
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 4.311% 2027[1]	12,000	11,184
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	12,000	11,799
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	4,000	4,203
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,228
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	5,000	5,030
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,058
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	911
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	2,250	2,214
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
Series 1998-B, 5.00% 2018 (put 2008)	1,200	1,204
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	6,000	5,736
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,138
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,085
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2022	1,000	1,060
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 1993-D, FSA insured, 5.25% 2015	3,000	3,219
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC insured, 5.25% 2019	3,000	3,282
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and
State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,550
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and
State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	7,698
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,586
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,062
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,063
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	2,735	2,891
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2017	1,000	1,051
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2021	2,000	2,056
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,072
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,173
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	4,775	4,892
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2004-F, 5.00% 2016	2,500	2,624
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2004-F, 5.00% 2020	1,500	1,545
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2005-D, 5.00% 2018	3,045	3,187
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2005-D, 5.00% 2025	1,000	1,022
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects),
Series 2007-A, FGIC insured, 5.25% 2023	7,690	8,385
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects),
Series 2007-B, FGIC insured, 5.00% 2019	4,750	5,077
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,597
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,016
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2018	3,000	3,142
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2024	1,715	1,749
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	5,000	5,310
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,144
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,333
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,103
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-4, 5.25% 2025 (put 2013)	1,500	1,526
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,060
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,585	5,645
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
Series 2003-B, FSA insured, 5.25% 2018	2,500	2,630
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
Series 2003-B, FSA insured, 5.25% 2023	500	523
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,163
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,147
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,168
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,056
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, MBIA insured, 5.00% 2020	4,440	4,644
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	2,100	2,141
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,468
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	3,897
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	4,000	3,886
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	2,479
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	3,200	2,963
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	4,864
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	7,070	6,985
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	1,006
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	8,742
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,249
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,615
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	4,673
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,359
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,557
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.625% 2033	3,000	2,910
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,691
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,820
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	5,500	4,962
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,587
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	994
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	2,859
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	945
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,840
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, MBIA insured, 4.261% 2037[1]	10,000	9,585
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, MBIA insured, 4.331% 2043[1]	8,000	7,695
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,858
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,764
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	360
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,665	1,778
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	8,000	8,962
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,399
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,162
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,064
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,105
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,749
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,089
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,250
		656,146

City and county issuers — 52.82%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,671
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-A, FSA insured, 6.00% 2024	1,500	1,741
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, FSA insured, 0% 2022	2,000	972
Antelope Valley Community College Dist., Election Bonds, Series 2004-C, MBIA insured, 5.00% 2023	1,000	1,036
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,630
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,295
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	2,640	2,498
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	6,500	6,120
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)	2,000	2,037
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 5.50% 2009	4,800	4,896
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,500	3,641
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2023	3,000	3,084
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	5,645	5,777
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	3,312
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,660	2,465
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	200	200
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,509
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,000
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,219
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,767
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.00% 2009	4,600	4,656
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,013
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	2,215	2,222
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,828
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,175
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,396
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,711
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2019	5,000	5,276
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	4,000	4,163
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015 (preref. 2011)	4,000	4,208
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,115
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,080
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,596
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,514
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2025	1,000	1,008
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,065
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,566
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	4,280	4,161
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	2,108
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,661
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,234
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2016	2,120	2,259
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2023	2,000	2,066
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	977
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.20% 2035	2,715	2,586
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,596
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	1,434
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	1,050
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	1,090
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	1,138
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	1,188
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	4,675	4,416
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	2,810	2,431
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	841
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,868
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	929
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	1,276
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,084
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,074
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	81
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,672
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds (Improvement Area 1), 5.00% 2023	1,000	956
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds (Improvement Area 1), 5.00% 2027	1,630	1,542
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds (Improvement Area 1), 5.00% 2036	5,005	4,648
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,106
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds,
Series 2006, 5.125% 2036	3,000	2,819
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	10,793
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	6,903
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,874
City of Commerce Community Dev. Commission, Tax Allocation Ref. Bonds (Redev. Project No. 1),
Series 1997-B, 5.50% 2008	355	358
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	913
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	994
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	2,319
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,658
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,574
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds,
Series 2001, 5.25% 2016 (preref. 2011)	7,000	7,408
Community Facs. Dist. No. 2001-01 (French Valley), Eastern Municipal Water Dist.,
Special Tax Bonds (Improvement Area A), Series 2006, 5.125% 2036	3,225	3,053
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,611
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	1,027
City of Elk Grove, Community Facs. Dist. No. 2005-1 (Laguna Ridge), Special Tax Bonds, Series 2007, 5.20% 2027	2,500	2,426
City of Elk Grove, Community Facs. Dist. No. 2005-1 (Laguna Ridge), Special Tax Bonds, Series 2007, 5.25% 2037	1,500	1,446
City of Escondido, Community Facs. Dist. No. 2006-01 (Eureka Ranch), Special Tax Bonds, Series 2006, 5.15% 2036	1,400	1,330
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	910	952
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	615	646
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011 (preref. 2009)	565	603
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	385	416
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	4,000	4,424
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	1,052
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,549
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	4,000	4,114
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	2,600	2,414
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,170
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,570
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,336
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,054
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,930
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,037
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,580
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,143
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,501
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry), RADIAN insured, 5.00% 2016	4,780	4,841
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County),
Series 2005, FGIC insured, 5.00% 2017	1,000	1,077
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County),
Series 2005, FGIC insured, 5.25% 2018	2,000	2,192
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County),
Series 2005, FGIC insured, 5.25% 2019	2,000	2,193
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election, Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,595
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018	2,000	2,044
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	4,068
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,396
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	1,808
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	2,800	2,523
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,076
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,401
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	848
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,733
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	2,018
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	520	518
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	545	541
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	615	601
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,743
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,542
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,797
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,090
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.20% 2026	1,375	1,355
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	3,800	3,666
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2019	1,645	1,633
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2026	2,500	2,404
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.15% 2035	1,630	1,519
Community Facs. Dist. No. 21, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2006-A, 5.15% 2036	2,300	2,138
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,779
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,571
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	977
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	1,160
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	1,176
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,981
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	4,500	4,712
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2006, 5.00% 2026	1,500	1,442
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2006, 5.125% 2035	1,875	1,766
Lancaster Fncg. Auth., Tax Allocation Bonds (School Dist. Projects), Series 2006, 4.50% 2031	1,000	867
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, MBIA insured, 5.25% 2018	1,935	2,114
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	1,072
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	2,505
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	5,000	4,576
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,843
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	4,700	4,544
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,625	4,121
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	2,495	2,820
Lincoln Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.00% 2034	3,455	3,202
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,419
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	2,977
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	5,838
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	843
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,057
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,634
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,898
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,500	1,572
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,043
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,048
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2020	3,000	3,073
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,682
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,540	1,839
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,104
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,017
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	5,280
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	10,436
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	3,262
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	8,300
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	7,894
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,014
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,030
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,061
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,485
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,630
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,318
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,261
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	4,500	4,814
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,738
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,780	1,874
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2018	1,400	1,455
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2022	2,610	2,663
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2024	2,920	2,957
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,202
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	2,500	2,503
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	500	499
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,556
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC insured, 5.00% 2020	3,740	3,912
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-F, FGIC insured, 5.00% 2017	3,000	3,209
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-F, FGIC insured, 5.00% 2019	3,000	3,175
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,076
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,125
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016 (preref. 2013)	1,000	1,087
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	581
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	465	505
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza), Series 2007-B-1, FGIC insured, 5.00% 2023	3,965	4,076
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,271
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	3,075	3,270
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	4,500	4,796
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	3,530	3,758
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	2,000	2,129
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,131
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,397
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,058
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	2,000	1,978
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	4,000	3,879
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.10% 2026	1,355	1,343
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.20% 2035	1,810	1,737
Community Facs. Dist. No. 2002-4, Murrieta Valley Unified School Dist., Improvement Area B Special Tax Bonds,
Series 2006, 5.45% 2038	675	670
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,002
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2037	2,000	1,842
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,680
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,077
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.20% 2023 (preref. 2008)	1,780	1,824
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.25% 2030 (preref. 2008)	1,800	1,845
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,585
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,186
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,506
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,012
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,760
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	972
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,759
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	672
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,551
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	942
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	1,059
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008	1,500	1,530
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022 (preref. 2009)	1,960	2,039
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,387
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,509
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,548
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,849
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,805
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	7,000	6,499
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.00% 2019	675	673
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.10% 2021	620	617
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.15% 2022	915	908
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.25% 2024	1,015	1,011
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.35% 2030	1,740	1,712
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,721
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2008	1,000	1,018
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2009	1,320	1,366
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,777
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,125
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	5,000	4,620
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	966
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,000
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	1,000	924
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	959
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	954
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	535
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	1,039
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,244
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,912
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2017	3,170	3,478
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,191
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	635
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,515
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	3,179
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.85% 2035	5,000	5,096
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,072
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	971
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,289
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,326
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	495	503
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,061
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2020	2,050	2,134
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2021	2,885	2,986
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2025	5,920	6,061
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	792
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	839
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	955	1,016
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	1,680	1,797
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, 5.20% 2007 (escrowed to maturity)	295	295
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,073
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.70% 2025 (preref. 2009)	2,750	2,962
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,022
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	5,162
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	2,040
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	4,983
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	1,001
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	12,000	11,963
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	1,000	1,032
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,797
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015	1,115	1,166
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016	1,170	1,220
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	900
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	681
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	510
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,119
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,134
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,799
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	504
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,652
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2021	1,510	1,646
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC insured, 4.121% 2035[1]	13,500	13,164
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40
and 41 2007 Water System Project), Series 2007-B, FGIC insured, 4.138% 2034[1]	5,000	4,862
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,832
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,063
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,020
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,390
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,694
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,315
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,345
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2016	1,130	1,194
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,513
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, MBIA insured, 5.00% 2010	1,000	1,027
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2007	1,355	1,355
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	950	962
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002),
Series 2005, FSA insured, 5.00% 2020	5,000	5,220
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,670
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,729
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,236
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,000
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,042
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	3,766
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds,
Series A, FSA insured, 5.25% 2017 (preref. 2012)	2,015	2,166
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,081
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,011
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	1,971
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC insured, 5.25% 2018	2,500	2,725
City and County of San Francisco Public Utilities Commission, San Francisco Water Rev. Bonds,
Series 2006-A, FSA insured, 5.00% 2017	2,485	2,654
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project--Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	4,640
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2015	4,500	4,825
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,298
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, MBIA insured, 5.00% 2024	3,370	3,469
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,323
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,115
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,509
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	2,894
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	5,323
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019	2,295	2,383
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,178
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,040
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	450	455
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,505
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,040
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,652
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,088
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	2,055	2,101
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017	2,500	2,784
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	2,900
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,168
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,387
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	1,030
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 5.375% 2018 (preref. 2013)	1,005	1,091
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,309
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,276
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,289
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,382
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,105
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	2,000	1,916
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC insured, 5.25% 2021	2,000	2,187
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	1,395	1,411
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,666
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2019	1,015	1,067
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2020	2,025	2,118
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,383
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1),
Series 2003-B, 5.125% 2009	1,000	1,001
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,390
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,152
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,586
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,795
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	5,958
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,189
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,014
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	1,188
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	539
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	867
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	751
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	4,941
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,077
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,017
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,766
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2007, 6.00% 2037	1,485	1,516
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000, 6.375% 2035 (preref. 2008)	3,000	3,141
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018	675	704
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	348
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,309
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,569
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,711
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,875
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,514
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	2,000	1,918
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,238
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,122
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,768
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,001
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	360	362
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,538
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,717
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,367
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,504
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	1,127
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.05% 2038	3,685	3,489
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,023
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	828
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,447
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	5,732
		935,511

PUERTO RICO — 3.44%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,075
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	3,045	3,144
Electric Power Auth., Power Rev. Bonds, Series TT, 5.00% 2017	2,500	2,618
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 4.291% 2031[1]	5,000	4,828
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,154
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	1,675	1,765
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	4,589
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,627
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	995	995
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,044
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,139
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	1,830	2,163
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	201
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,300
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,057
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	2,075
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,748
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,682
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	2,000	2,070
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035	5,000	4,966
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	8,700	1,669
		60,909

VIRGIN ISLANDS — 0.38%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	510
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,019
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,045
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,623
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,494
		6,691

Total bonds & notes (cost: $1,671,063,000)		1,659,257

Short-term securities — 5.69%

ABAG Fin. Auth. for Nonprofit Corporations., Demand Multi-family Housing Rev. Bonds (Colma Bart Family Apartments),
Series 2002-A, AMT, 3.98% 2035[1]	4,125	4,125
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2001-F, AMT, MBIA insured, 4.15% 2032[1,3]	2,200	2,200
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2004-F, AMT, FSA insured, 3.94% 2022[1]	6,270	6,270
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-M, AMT, 3.99% 2025[1]	2,100	2,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-M, AMT, 3.99% 2032[1]	3,365	3,365
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2003-K, AMT, 4.18% 2034[1]	11,100	11,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2004-E, AMT, 3.94% 2023[1]	4,000	4,000
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2005-B, AMT, 3.92% 2035[1]	1,800	1,800
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2005-F, AMT, 3.94% 2038[1]	3,700	3,700
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-C, AMT, 3.95% 2037[1]	600	600
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-C, AMT, 3.95% 2037[1]	1,400	1,400
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, 4.18% 2036[1,3]	8,480	8,480
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series D, AMT, 4.05% 2038[1]	2,400	2,400
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Rand Corp.), Series 2002-B, AMBAC insured, 3.91% 2042[1]	500	500
City of Long Beach, Harbor Rev. Bonds, Series 2002-A, AMT, MBIA insured, 3.94% 2027[1,3]	2,140	2,140
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2007, 4.50% 6/30/2008	2,870	2,893
Community Redev. Agcy. of the City of Los Angeles, Multi-family Housing Rev. Bonds (Wilshire Station Apartments),
Series 2003-A, AMT, 3.99% 2038[1]	6,000	6,000
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 3.83% 2026[1,3]	3,550	3,550
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, 3.94% 2026[1]	15,700	15,700
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Atlantic Richfield Co. Project),
Series 1994-A, AMT, 3.95% 2024[1]	3,100	3,100
Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds, Series 2000-C, 3.87% 2030[1]	900	900
Housing Auth. of the City of Santa Ana, Demand Multi-family Housing Rev. Ref. Bonds (Vintage Apartments),
Series 1996-A, AMT, 3.96% 2022[1,3]	1,400	1,400
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (Bay Vista at Meadow Park Apartments),
Series 2003-NN-1, AMT, 3.95% 2037[1]	4,400	4,400
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 3.88% 2022[1]	200	200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 4.05% 2022[1]	3,100	3,100
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-2, 3.83% 2020[1]	1,100	1,100
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B-2, 3.95% 2022[1]	1,450	1,450
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-C-15, 3.83% 2022[1,3]	2,750	2,750

Total short-term securities (cost: $100,719,000)		100,723

Total investment securities (cost: $1,771,782,000)		1,759,980
Other assets less liabilities		11,003

Net assets		$1,770,983

[1]	Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $8,742,000, which represented .49% of the net assets of the fund.

[3]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-920-1007O-S10930

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Tax-Exempt Series II –The Tax Exempt Fund of California

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Tax-Exempt Series II –The Tax Exempt Fund of California, (the “Fund”) as of August 31, 2007, and for the year then ended and have issued our report thereon dated October 11, 2007, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2007, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 11, 2007

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 8, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: November 8, 2007